Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2023
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement Dated February 28, 2023to the Thrivent Mutual Funds Prospectus and the Thrivent Multidimensional Income Fund Summary Prospectus, each dated February 28, 2023Effective immediately, the “Average Annual Total Returns” table under “Performance” is deleted and replaced with the following:Average Annual Total Returns(Periods Ending December 31, 2022)
		SinceInception1 Year5 Years2/28/2017Class S (before taxes)(13.49)%1.04%1.72%Class S (after taxes on distributions)(14.91)%(0.63)%0.05%Class S (after taxes on distributions and redemptions)(7.84)%0.22%0.72%Bloomberg U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes)(11.19)%2.31%2.74%Bloomberg Emerging Markets USD Sovereign Index(reflects no deduction for fees, expenses or taxes)(17.43)%(1.63)%(0.44)%S&P U.S. Preferred Stock Total Return Index(reflects no deduction for fees, expenses or taxes)(18.93)%1.01%1.59%Please include this Supplement with your Prospectus and Summary Prospectus.36379
Thrivent Multidimensional Income Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement Dated February 28, 2023to the Thrivent Mutual Funds Prospectus and the Thrivent Multidimensional Income Fund Summary Prospectus, each dated February 28, 2023Effective immediately, the “Average Annual Total Returns” table under “Performance” is deleted and replaced with the following:Average Annual Total Returns(Periods Ending December 31, 2022)
		SinceInception1 Year5 Years2/28/2017Class S (before taxes)(13.49)%1.04%1.72%Class S (after taxes on distributions)(14.91)%(0.63)%0.05%Class S (after taxes on distributions and redemptions)(7.84)%0.22%0.72%Bloomberg U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes)(11.19)%2.31%2.74%Bloomberg Emerging Markets USD Sovereign Index(reflects no deduction for fees, expenses or taxes)(17.43)%(1.63)%(0.44)%S&P U.S. Preferred Stock Total Return Index(reflects no deduction for fees, expenses or taxes)(18.93)%1.01%1.59%Please include this Supplement with your Prospectus and Summary Prospectus.36379
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns(Periods Ending December 31, 2022)
Thrivent Multidimensional Income Fund | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.49%)
5 Years	rr_AverageAnnualReturnYear05	1.04%
SinceInception	rr_AverageAnnualReturnSinceInception	1.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2017
Thrivent Multidimensional Income Fund | (after taxes on distributions) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.91%)
5 Years	rr_AverageAnnualReturnYear05	(0.63%)
SinceInception	rr_AverageAnnualReturnSinceInception	0.05%
Thrivent Multidimensional Income Fund | (after taxes on distributions and redemptions) | Class S
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.84%)
5 Years	rr_AverageAnnualReturnYear05	0.22%
SinceInception	rr_AverageAnnualReturnSinceInception	0.72%
Thrivent Multidimensional Income Fund | Bloomberg U.S. Corporate High Yield Bond Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.19%)
5 Years	rr_AverageAnnualReturnYear05	2.31%
SinceInception	rr_AverageAnnualReturnSinceInception	2.74%
Thrivent Multidimensional Income Fund | Bloomberg Emerging Markets USD Sovereign Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(17.43%)
5 Years	rr_AverageAnnualReturnYear05	(1.63%)
SinceInception	rr_AverageAnnualReturnSinceInception	(0.44%)
Thrivent Multidimensional Income Fund | S&P U.S. Preferred Stock Total Return Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.93%)
5 Years	rr_AverageAnnualReturnYear05	1.01%
SinceInception	rr_AverageAnnualReturnSinceInception	1.59%